Statement of Reconciliation of Cash, Cash Equivalents and Restricted Cash - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Cash and cash equivalents	$ 1,947,142	$ 4,932,048
Restricted cash in banks	29,693,689	25,875,556
Total cash, cash equivalents and restricted cash	$ 31,640,831	$ 30,807,604